Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction [Table Text Block]

	2019	2020	2021
	(in millions)
Domestic income	¥228,018	¥89,440	¥575,101
Foreign income	642,824	343,780	1,033,241

Total	¥870,842	¥433,220	¥1,608,342

Details of Current and Deferred Income Tax Expense (Benefit) [Table Text Block]

	2019	2020	2021
	(in millions)
Current:
Domestic	¥57,303	¥28,128	¥95,183
Foreign	123,730	147,344	83,492

Total	181,033	175,472	178,675

Deferred:
Domestic	(32,746)	(18,949)	310,490
Foreign	(15,050)	(42,018)	(44,217)

Total	(47,796)	(60,967)	266,273

Income tax expense	133,237	114,505	444,948
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	15,590	(29,747)	1,146
Debt valuation adjustments	4,293	23,908	(36,792)
Derivatives qualifying for cash flow hedges	(1,845)	4,012	12,244
Defined benefit plans	(38,229)	(57,685)	139,883
Foreign currency translation adjustments	15,148	(20,693)	(3,368)

Total	(5,043)	(80,205)	113,113

Total	¥128,194	¥34,300	¥558,061

Reconciliation of Effective Income Tax Rate [Table Text Block]

	2019	2020		2021
Combined normal effective statutory tax rate	30.6%	30.6%		30.6%
Nondeductible expenses	0.5	1.2		0.3
Impairment of goodwill	—	26.1		2.4
Foreign tax credit and payments	(3.3)	(9.2)		(0.9)
Lower tax rates applicable to income of subsidiaries	(2.5)	(3.2)		(1.0)
Change in valuation allowance	(1.4)	7.9		(0.9)
Realization of previously unrecognized tax effects of subsidiaries	—	(19.8	) (1)	0.0
Nontaxable dividends received	(9.1)	(15.6)		(1.9)
Undistributed earnings of subsidiaries	0.6	3.6		0.0
Tax and interest expense for uncertainty in income taxes	0.6	0.0		(0.1)
Noncontrolling interest income (loss)	0.2	(0.1)		0.1
Effect of changes in tax laws	0.0	—		(0.1)
Expiration of loss carryforward	0.1	1.9		0.1
Other—net	(1.0)	3.0		(0.9)

Effective income tax rate	15.3%	26.4%		27.7%

Note:
(1)	In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥85,588 million reduction of income tax expense and a
19.8
% reduction in the effective tax rate for the fiscal year ended March 31, 2020.

Components of Net Deferred Tax Assets [Table Text Block]

	2020	2021
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥317,770	¥462,369
Operating loss carryforwards	94,326	97,844
Loans	2,022	790
Accrued liabilities and other	277,807	300,942
Premises and equipment	150,116	117,322
Derivative financial instruments	96,761	69,039
Defined benefit plans	57,836	—
Obligations under operating leases	133,812	132,443
Valuation allowance	(151,530)	(137,503)

Total deferred tax assets	978,920	1,043,246

	2020	2021
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	788,614	1,017,131
Intangible assets	87,063	70,575
Lease transactions	54,349	48,519
Defined benefit plans	—	81,282
Investments in subsidiaries and affiliates	279,583	338,713
Right-of-use assets of operating leases	106,995	100,260
Other	90,653	92,306

Total deferred tax liabilities	1,407,257	1,748,786

Net deferred tax assets (liabilities)	¥(428,337)	¥(705,540)

Operating Loss Carryforwards and Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2022	¥15,457	¥650
2023	5,575	8,191
2024	5,209	6,705
2025	84,080	10
2026	59,047	37
2027	1,722	70
2028 and thereafter	17,288	41,756
No definite expiration date	24,730	4,765

Total	¥213,108	¥62,184

Roll-forward of Unrecognized Tax Benefits [Table Text Block]

	2019	2020	2021
	(in millions)
Balance at beginning of fiscal year	¥12,917	¥19,160	¥19,249
Gross amount of increases for current year’s tax positions	313	399	202
Gross amount of decreases for current year’s tax positions	—	—	(1,919)
Gross amount of increases for prior years’ tax positions	8,836	212	489
Gross amount of decreases for prior years’ tax positions	(1,090)	—	(2,329)
Net amount of changes relating to settlements with tax authorities	—	(81)	—
Decreases due to lapse of applicable statutes of limitations	(1,540)	(297)	(116)
Foreign exchange translation and other	(276)	(144)	(1,747)

Balance at end of fiscal year	¥19,160	¥19,249	¥13,829

Roll-forward of Interest and Penalties Recognized [Table Text Block]

	2019	2020	2021
	(in millions)
Balance at beginning of fiscal year	¥4,564	¥3,056	¥2,612
Total interest and penalties in the consolidated statements of income	(1,655)	(398)	(398)
Total cash settlements, foreign exchange translation and other	147	(46)	203

Balance at end of fiscal year	¥3,056	¥2,612	¥2,417

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions [Table Text Block]

Jurisdiction	Tax years
Japan	2020 and forward
United States—Federal	2017 and forward
United States—California	2015 and forward
Indonesia	2017 and forward